Fair Value (Details) - Schedule of significant assumptions used in model - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price (in Dollars per share)	$ 2.41
Exercise price (in Dollars per share)	$ 11.50	$ 11.50
Expected term in years	3 years 11 months 15 days
Expected dividend yield	0.00%	0.00%
Volatility	61.28%
Risk-free interest Rate	0.781%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price (in Dollars per share)		$ 1.89
Expected term in years		4 years 5 months 15 days
Volatility		54.44%
Risk-free interest Rate		0.364%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price (in Dollars per share)		$ 2.43
Expected term in years		5 years
Volatility		54.92%
Risk-free interest Rate		0.373%